UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
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Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-234-4393
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           4/13/06
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:        62
                                         -------------
Form 13F Information Table Value Total:     1,994,389
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                                          (thousands)

List of Other Included Managers:

      NONE

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
                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    51586  1685828 SH       SOLE                  1685828
AmSurg Corp                    COM              03232p405    31159  1373235 SH       SOLE                  1373235
American Express Co.           COM              025816109     3162    60165 SH       SOLE                    60165
American Power Conv            COM              029066107    18768   812110 SH       SOLE                   812110
Barr Pharmaceuticals           COM              068306109    21308   338331 SH       SOLE                   338331
Bed Bath and Beyond            COM              075896100    22960   597906 SH       SOLE                   597906
Berkshire Hathaway A           COM              084670108    45446      503 SH       SOLE                      503
Berkshire Hathaway B           COM              084670207    13250     4399 SH       SOLE                     4399
Brown & Brown Inc.             COM              115236101    80110  2412941 SH       SOLE                  2412941
CDW Corporation                COM              12512n105    47471   806650 SH       SOLE                   806650
CSS Industries Inc             COM              125906107    11496   351126 SH       SOLE                   351126
Carmax                         COM              143130102    30402   930291 SH       SOLE                   930291
Clarcor Inc.                   COM              179895107      229     6424 SH       SOLE                     6424
Cognex Corporation             COM              192422103     3054   103036 SH       SOLE                   103036
Courier Corp                   COM              222660102     9916   223637 SH       SOLE                   223637
Donaldson Co., Inc.            COM              257651109    18973   561500 SH       SOLE                   561500
Ethan Allen Interiors          COM              297602104    60394  1437267 SH       SOLE                  1437267
Federated Investors            COM              314211103    77200  1976940 SH       SOLE                  1976940
Florida Rock Industries        COM              341140101    12703   225950 SH       SOLE                   225950
Forest City                    COM              345550107    28290   600000 SH       SOLE                   600000
Forest Laboratories Inc.       COM              345838106    13438   301100 SH       SOLE                   301100
Franklin Resources             COM              354613101     7428    78825 SH       SOLE                    78825
General Electric Co            COM              369604103      489    14048 SH       SOLE                    14048
Gentex Corp                    COM              371901109    40178  2301125 SH       SOLE                  2301125
Graco                          COM              384109104    26699   587700 SH       SOLE                   587700
H&R Block Inc.                 COM              093671105    32405  1496768 SH       SOLE                  1496768
Heartland Express              COM              422347104    43751  2007850 SH       SOLE                  2007850
Hickory Tech Corp              COM              429060106     7958   943973 SH       SOLE                   943973
Idex Corporation               COM              45167R104    55838  1070317 SH       SOLE                  1070317
Int'l Speedway                 COM              460335201    79495  1561788 SH       SOLE                  1561788
John Wiley & Sons              COM              968223206    41803  1104432 SH       SOLE                  1104432
Kaydon Corp                    COM              486587108    60713  1504275 SH       SOLE                  1504275
Lincare Holdings Inc           COM              532791100    31182   800349 SH       SOLE                   800349
Liz Claiborne                  COM              539320101    72386  1766376 SH       SOLE                  1766376
M & T Bank Corp                COM              55261F104    19769   173203 SH       SOLE                   173203
Markel Corp                    COM              570535104    45281   134095 SH       SOLE                   134095
Martin Marietta Mat            COM              573284106    60146   561954 SH       SOLE                   561954
McGrath Rentcorp               COM              580589109     6108   203200 SH       SOLE                   203200
Meredith Corp                  COM              589433101    18490   331415 SH       SOLE                   331415
Mohawk Industries              COM              608190104    31141   385785 SH       SOLE                   385785
NBT Bancorp Inc.               COM              628778102      435    18711 SH       SOLE                    18711
North Fork Bancorp             COM              659424105    59201  2053444 SH       SOLE                  2053444
Outback Steakhouse             COM              689899102    66162  1503687 SH       SOLE                  1503687
Pediatrix Medical Group        COM              705324101    19724   192166 SH       SOLE                   192166
Procter & Gamble Co            COM              742718109      207     3595 SH       SOLE                     3595
Protective Life Corp.          COM              743674103    51148  1028302 SH       SOLE                  1028302
Ross Stores Inc.               COM              778296103    70519  2415871 SH       SOLE                  2415871
SCP Pool Corporation           COM              784028102    41247   879290 SH       SOLE                   879290
Servicemaster Co.              COM              81760N109      214    16302 SH       SOLE                    16302
TCF Financial                  COM              872275102    52268  2029833 SH       SOLE                  2029833
TD Banknorth - New             COM              87235a101     4999   170332 SH       SOLE                   170332
Trustco Bank Corp              COM              898349105      375    30799 SH       SOLE                    30799
US Bancorp                     COM              902973304      244     7994 SH       SOLE                     7994
Vulcan Materials               COM              929160109    62500   721298 SH       SOLE                   721298
Wachovia Corp                  COM              929903102      215     3827 SH       SOLE                     3827
Watson Pharmaceuticals         COM              942683103     4409   153400 SH       SOLE                   153400
Westamerica Bank               COM              957090103    35663   686885 SH       SOLE                   686885
White Mtns Insurance           COM              G9618E107   133215   224079 SH       SOLE                   224079
Whole Foods Mkt Inc.           COM              966837106     6764   101800 SH       SOLE                   101800
Winnebago                      COM              974637100    41294  1361050 SH       SOLE                  1361050
Yum Brands                     COM              988498101    39680   812114 SH       SOLE                   812114
Zebra Technologies A           COM              989207105    21331   476985 SH       SOLE                   476985

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